Supplement to the Current Statement of Additional Information - Part I

MFS(R) Strategic Value Fund

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of December 31, 2007. The following dollar ranges apply:

N. None A. $1 - $10,000
B. $10,001 - $50,000 C. $50,001 - $100,000 D. $100,001 - $500,000 E. $500,001 -
$1,000,000 F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Gregory W. Locraft, Jr.                                    C
---------------------------------------- --------------------------------------




Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2007 were as follows:

------------- --------------------- --------------------- --------------------
                   Registered           Other Pooled        Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
Name          Number     Total      Number of   Total     Number of   Total
              of
              Accounts*   Assets*    Accounts    Assets    Accounts   Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Gregory W.        9      $22.0          0         N/A         0         N/A
Locraft, Jr.              billion
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


             The date of this supplement is February 15, 2008.